Fixed assets - Internal costs capitalized as intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other intangible assets and property, plant and equipment [abstract]
Labor expenses	€ 399	€ 405	€ 389